Merger With Vaporin Inc (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Dec. 17, 2014	Dec. 17, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 27, 2013
Merger closing date	Mar. 04, 2015
Percentage of receive merger consideration to shareholders	45.00%
Maximum percentage of current premium require to be paid	200.00%
Percentage of ownership	100.00%	100.00%		50.00%		50.00%
Proceeds from issuance of equity offering			$ 559,000
Third party financing cost				$ 139,667
Joint Venture [Member]
Percentage of receive merger consideration to shareholders		50.00%
Proceeds from secured line of credit		$ 3,000,000
Vaporin Inc [Member]
Number of shares issued for merger			2,718,307	2,718,307
Percentage of receive merger consideration to shareholders			45.00%
Company issued and sold shares value			$ 14,949,328	$ 25,000,000
Common stock price per share			$ 5.50
Vaporin Inc [Member] | Restricted Stock [Member]
Number of shares issued for merger			378,047	182,000
Company issued and sold shares value			$ 2,079,071
Common stock price per share			$ 5.50
Percentage of issued and outstanding common stock shares			100.00%
Proceeds from issuance of equity offering			$ 3,500,000
Third party financing cost			25,000,000
Forgiveness of note and interest payable			$ 354,029
Issuance of warrant to purchase of common stock shares			49,592
Issuance of stock option to purchase of common stock, shares			3,947
Restricted stock units			378,047
March 4, 2015 [Member]
Company issued and sold shares value				$ 3,500,000